Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year	$ 13,761	$ 11,837	$ 15,273
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	106	169	169
Equity raising costs included in liabilities at the end of the year		20
Loan issuance costs included in liabilities at the end of the year	6,059	23	320
Dividend declared included in liabilities at the end of the year		9,539	2,516
Liabilities related to leases at the end of the year			$ 3
Non-cash prepayment of lease payments	38,183	$ 55,374
Capitalized imputed interest included in long-term liabilities at the end of the year	3,294
Capitalized interest included in current liabilities at the end of the year	$ 547